CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Voyage charter revenues	$ 1,310,312	$ 3,253,385	$ 0
Total vessel revenues	22,394,283	22,304,613	15,637,653
EXPENSES:
Voyage expenses (including $195,472, $279,719 and $418,070 to related party for the year ended December 31, 2022, 2023 and 2024, respectively)	(1,594,751)	(2,505,152)	(219,066)
Vessel operating expenses	(9,300,399)	(9,392,960)	(4,322,281)
Management fees to related parties	(1,930,810)	(1,710,651)	(666,500)
Provision for doubtful accounts	(25,369)	0	0
Depreciation and amortization	(4,901,246)	(3,364,618)	(1,405,124)
General and administrative expenses (including $624,087, $2,701,777 and $3,247,570 to related party for the year ended December 31, 2022, 2023 and 2024, respectively)	(10,198,863)	(5,357,265)	(2,093,347)
Gain on sale of vessel	0	8,226,258	0
Total expenses	(27,951,438)	(14,104,388)	(8,706,318)
Operating income/(loss)	(5,557,155)	8,200,225	6,931,335
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(230,531)	(31,815)	(14,068)
Interest income	8,354,608	2,053,749	4,550
Interest income from related party	364,205	0	0
Dividend income from related party	2,645,833	1,020,833	0
Foreign exchange losses	(21,019)	(14,978)	(1,859)
Dividend income on equity securities	4,136	0	0
Loss on equity securities	(48,542)	0	0
Total other (expenses)/income, net	11,068,690	3,027,789	(11,377)
Net income and comprehensive income from continuing operations, before taxes	5,511,535	11,228,014	6,919,958
Income taxes	0	(47,071)	0
Net income and comprehensive income from continuing operations, net of taxes	5,511,535	11,180,943	6,919,958
Net income and comprehensive income from discontinued operations, net of taxes	19,695,969	129,456,050	43,006,425
Net income	25,207,504	140,636,993	49,926,383
Comprehensive income	25,207,504	140,636,993	49,926,383
Dividend on Series A Preferred Shares	(1,423,333)	(1,166,667)	0
Deemed dividend on Series A Preferred Shares	(3,064,409)	(2,429,275)	0
Net income attributable to common shareholders	$ 20,719,762	$ 137,041,051	$ 49,926,383
Earnings/(loss) per common share, basic, continuing operations (in dollars per share)	$ (0.04)	$ 0.31	$ 0.73
Earnings/(loss) per common share, diluted, continuing operations (in dollars per share)	(0.04)	0.21	0.16
Earnings per common share, basic, discontinued operations (in dollars per share)	1.13	8.38	4.55
Earnings per common share, diluted, discontinued operations (in dollars per share)	1.13	2.66	1.01
Earnings per common share, basic, total (in dollars per share)	1.09	8.69	5.28
Earnings per common share, diluted, total (in dollars per share)	$ 1.09	$ 2.87	$ 1.17
Weighted average number of common shares, basic (in shares)	17,399,772	15,443,485	9,461,009
Weighted average number of common shares, diluted (in shares)	17,399,772	48,659,725	42,677,249
Time Charter [Member]
REVENUES:
Vessel revenues	$ 14,315,299	$ 3,439,356	$ 0
Pool [Member]
REVENUES:
Vessel revenues	$ 6,768,672	$ 15,611,872	$ 15,637,653